ACQUISITIONS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS
3. ACQUISITIONS
Completed in 2019
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
India Wind Portfolio
Brookfield Renewable, along with its institutional partners, completed a transaction in India to acquire a 105 MW operating wind facility on June 7, 2019 and a 105 MW operating wind facility on July 8, 2019 (collectively, the “India Wind Portfolio”).
Brookfield Renewable, along with institutional partners, acquired the India Wind Portfolio for a total consideration of INR 4.6 billion ($67 million), plus a contingent payment expected to be INR 0.8 billion ($12 million). Brookfield Renewable expects to hold a 25% economic interest. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income. Brookfield Renewable holds a 25% economic interest and 100% voting interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the India Wind Portfolio would have been $37 million for the year ended December 31, 2019.
China Wind Facility
On September 30, 2019, Brookfield Renewable, along with its institutional partners, completed the acquisition of a 200 MW operating wind facility in China (“China Wind Facility”) for a total consideration of CNY 1,140 million ($160 million). Brookfield Renewable holds a 25% economic interest and 100% voting interest. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income.
This investment was accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the China Wind Facility would have been $44 million for the year ended December 31, 2019.
United States Distributed Generation Portfolio (“DG Portfolio”)
On September 26, 2019, Brookfield Renewable, acquired a 100% interest in a 320 MW distributed generation portfolio of renewable energy facilities in the United States, for total consideration of $735 million. The total acquisition costs of $5 million were expensed as incurred and have been classified under Other in the consolidated statement of income.
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the DG Portfolio would have been $67 million for the year ended December 31, 2019.

The purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	Notes	India Wind Portfolio	China Wind Facility	DG Portfolio	Total
Cash and cash equivalents		$—	$—	$3	$3
Restricted cash		14	2	—	16
Trade receivables and other current assets		14	51	47	112
Property, plant and equipment	13	243	307	753	1,303
Current liabilities		(1)	(23)	(8)	(32)
Current portion of non-recourse borrowings	15	(12)	(18)	—	(30)
Financial instruments		(4)	—	—	(4)
Non-recourse borrowings	15	(158)	(131)	—	(289)
Deferred income tax liabilities		(8)	(28)	—	(36)
Decommissioning liabilities		(5)	—	(33)	(38)
Other long-term liabilities		(4)	—	(27)	(31)

Fair value of net assets acquired		$79	$160	$735	$974

The following investment was accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.

X-Elio
In December 2019, Brookfield Renewable, along with its institutional partners, completed a
50-50
joint venture in respect of
X-Elio.
Headquartered in Spain,
X-Elio’s
portfolio includes approximately 972 MW of operating solar, approximately 1,000 MW of assets under construction and a 5,000 MW development pipeline with a focus in Spain, Mexico, U.S. and Japan. Brookfield Renewable retains an approximate 12.5% economic interest in the joint venture. Brookfield Renewable’s consideration was €124 million ($138 million).
Completed in 2018
The following investments were accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of acquisition.
Biotherm
Brookfield Renewable previously acquired TerraForm Global, Inc. (“TerraForm Global”) on December 28th, 2017. Included in the net identifiable assets of TerraForm Global was $56 million in restricted cash and deposits for the acquisition of controlling interests (ranging between 65% and 70%) in three separate companies that cumulatively operate 49 MW of wind and solar assets in South Africa (“Biotherm”).
In March 2018, Brookfield Renewable acquired Biotherm for a total consideration of $71 million. This amount was transferred in two tranches and included the aforementioned deposit, a cash payment of $12 million and deferred consideration of $3 million.
The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income.
Northern Ireland Wind
In March 2018, Brookfield Renewable entered into an agreement to acquire, along with its institutional partners, a 100% interest in a 23 MW wind facility in Northern Ireland (“Northern Ireland Wind”).
In October 2018, Brookfield Renewable, along with its institutional partners, completed the acquisition of Northern Ireland Wind. The total consideration was £22 million ($28 million). Brookfield Renewable retains an approximate 40% controlling interest and 100% voting interest.
The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the consolidated statement of income.

Saeta Yield
On February 7, 2018, Brookfield Renewable, announced that it intended to launch a voluntary tender offer (the “Tender Offer”) to acquire 100% of the outstanding shares of Saeta Yield, S.A. (“Saeta Yield”), a Spanish renewable power company with over 1,000 MW of solar and wind facilities (approximately 250 MW of solar and 778 MW of wind) located primarily in Spain. The Tender Offer was for €12.20 in cash per share of Saeta Yield. On June 8, 2018, Brookfield Renewable announced that Spain’s National Securities Market Commission confirmed an over 95% acceptance of shares of Saeta in the Tender Offer (the “Tendered Shares”).
On June 12, 2018, Brookfield Renewable completed the acquisition of the Tendered Shares for total aggregate consideration of $1.1 billion. Having acquired 95.28% of the shares of Saeta, Brookfield Renewable then pursued a statutory squeeze out procedure under Spanish law to procure the remaining approximately 4.72% of the shares of Saeta for $54.6 million.
If the acquisition had taken place at the beginning of the year, the revenue from Saeta Yield would have been $407 million for the year ended December 31, 2018.
Purchase price allocations
Final purchase price allocations, at fair value, with respect to the acquisitions are as follows:

(MILLIONS)	Biotherm	Northern Ireland Wind	Saeta Yield	Total

Cash and cash equivalents	$12	$1	$187	$200
Restricted cash	—	—	95	95
Trade receivables and other current assets	7	—	91	98
Property, plant and equipment, at fair value	158	53	2,733	2,944
Intangible assets	—	—	257	257
Other long-term assets	—	—	46	46
Current liabilities	(3)	(4)	(91)	(98)
Current portion of non-recourse borrowings	(3)	—	—	(3)
Financial instruments	(2)	—	(137)	(139)
Non-recourse borrowings	(69)	(18)	(1,894)	(1,981)
Deferred income tax liabilities	(35)	(4)	(161)	(200)
Decommiss ioning liabilities	—	—	(68)	(68)
Other long-term liabilities	—	—	(22)	(22)
Non-controlling interests	(21)	—	(55)	(76)

Fair value of net assets acquired	$44	$28	$981	$1,053
Goodwill	27	—	133	160
Purchase price	$71	$28	$1,114	$1,213

Completed in 2017
The following investment was accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
European Storage
In August 2017, Brookfield Renewable, along with its institutional partners, acquired a 25% interest in FHH Guernsey Ltd which owns a 2.1 GW pumped storage portfolio in the United Kingdom (“European Storage”). Brookfield Renewable retains an approximate 7% economic interest in the portfolio. Total consideration was £194 million ($248 million). The acquisition costs of £1 million ($1 million) were incurred and capitalized.
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
European Wind
In February 2017, Brookfield Renewable entered into an agreement to acquire, along with its institutional partners, a 100% interest in a 16 MW wind facility in Northern Ireland (“European Wind”).
In August 2017, Brookfield Renewable, along with its institutional partners, completed the acquisition of European Wind, which was commissioned in July of 2017. If the acquisition had taken place at the beginning of the year, the revenue from European Wind earned prior to the date of acquisition would have been immaterial. The total consideration was £24 million ($32 million). Brookfield Renewable retains an approximate 40% controlling interest in the asset. The total acquisition costs of less than $1 million were expensed as incurred and have been classified under Other in the audited annual consolidated statements of income.
TerraForm Power
On October 17, 2017, Brookfield Renewable, along with its institutional partners, acquired a 51% interest in TerraForm Power, Inc., a large scale diversified portfolio of solar and wind assets located predominantly in the U.S., for total consideration of $719 million. Following the closing of the transaction, Brookfield Renewable retained an indirect economic interest of approximately 16% for a total net investment of $203 million. Total revenues that would have been recorded if the transaction had occurred at the beginning of the year are $622 million.
On June 11, 2018, Brookfield Renewable purchased 60,975,609 shares of TerraForm Power’s common stock at a price per share of $10.66 in a private placement (“2018 Private Placement”), representing total consideration of approximately $650 million. Immediately upon completion of the 2018 Private Placement, Brookfield Renewable and its institutional partners held an approximately 65% interest in TerraForm Power and Brookfield Renewable retained an indirect economic interest of approximately 30%.
On August 3, 2018, TerraForm Power issued 80,084 shares of its common stock to a controlled affiliate of Brookfield in connection with the net losses incurred as a result of the final resolution of a securities class action under federal securities law. Immediately upon completion of this issuance, Brookfield Renewable and its institutional partners held an approximately 65% interest in TerraForm Power and Brookfield Renewable retained an indirect economic interest of approximately 30%.
On October 8, 2019, Brookfield Renewable purchased 2,981,514 shares of TerraForm Power’s common stock at a price per share of $16.77 in a private placement (“2019 Private Placement”), representing total consideration of $50 million. This was completed concurrent with TerraForm Power’s registered public offering of $250 million. Upon completion of the public offering and the 2019 Private Placement, as of December 31, 2019, Brookfield Renewable and its institutional partners held an approximately 62% interest in TerraForm Power and Brookfield Renewable retained an indirect economic interest of approximately 29%.
Brookfield Renewable had previously accounted for its indirect interest in TerraForm Power in 2017 as an FVOCI financial instrument under IAS 39 – Financial Instruments. The change from FVOCI accounting to consolidation accounting resulted in a gain of $13 million being reclassified from the audited annual consolidated statement of comprehensive income to the statement of income and included in Other income, representing the accumulated gain on the previously held indirect investment. The acquisition costs of $1 million were incurred and expensed.
On July 31, 2020, simultaneously with the completion of the TerraForm Power acquisition, Brookfield Renewable entered into voting agreements with certain indirect subsidiaries of Brookfield to transfer the power to vote their respective shares held of TerraForm Power to a subsidiary of Brookfield Renewable. As a result, Brookfield Renewable controls and consolidates TerraForm Power. The transfer of control of TerraForm Power to Brookfield Renewable is considered to be a transaction between entities under common control and as a result the acquisition of TerraForm Power on October 17, 2017 has been reflected in the historical accounts of Brookfield Renewable.
Refer to Note 1(c)(ii) – Acquisition of TerraForm Power for more information.
TerraForm Global
In December 2017, along with its institutional partners, Brookfield Renewable closed the acquisition of a 100% interest in TerraForm Global. TerraForm Global is a 919 MW portfolio of diversified solar and wind assets located predominately in Brazil and Asia. The total consideration paid was $657 million and the fair value of the interest previously held was $100 million. Brookfield Renewable retains a 31% economic interest in TerraForm Global with its share of the fair value of previously held interest on the acquisition date totaling $30 million. Brookfield Renewable’s share of the consideration paid was $202 million.
Brookfield Renewable had previously accounted for its indirect interest in TerraForm Global as an available for sale investment. The change from available for sale accounting to consolidation accounting resulted in a gain of $2 million being reclassified from the audited annual consolidated statement of comprehensive income to the statement of income and included in Other income, representing the accumulated gain on the previously held indirect investment.
If the acquisition had taken place at the beginning of the year, the revenue from TerraForm Global for the year ended December 31, 2017 would have been $250 million. The total acquisition costs of $1 million were expensed as incurred and have been classified under Other in the audited annual consolidated statements of income.
In December 2017, Brookfield Renewable entered into a voting agreement with an affiliate of Brookfield Renewable that ultimately controls TerraForm Global. Pursuant to this voting agreement, Brookfield Renewable is entitled to direct the election of the directors of the Brookfield subsidiary.
Purchase price allocations
Final purchase price allocations, at fair value, with respect to the acquisitions completed in 2017 are as follows:

(MILLIONS)	TerraForm Power	TerraForm Global	European Wind	Total
Cash and cash equivalents	$149	$611	$—	$760
Restricted cash	—	90	—	90
Trade receivables and other current assets	707	62	1	770
Financial instruments	—	20	—	20
Property, plant and equipment, at fair value	5,678	1,208	37	6,923
Deferred tax assets	—	18	—	18
Other long-term assets	—	94	—	94
Current liabilities	(1,239)	(73)	(4)	(1,316)
Current portion of non-recourse borrowings	—	(1,183)	—	(1,183)
Financial instruments	—	(15)	—	(15)
Non-recourse borrowings	(3,714)	(5)	—	(3,719)
Deferred income tax liabilities	(33)	(15)	(2)	(50)
Other long-term liabilities	—	(54)	—	(54)
Non-controlling interests	(1,345)	(1)	—	(1,346)

Fair value of net assets acquired	$203	$757	$32	$992

During the years ended December 31, 2019 and 2018, the purchase price allocations for the acquisitions in 2018 and 2017, respectively, were finalized. No material changes to the provisional purchase price allocations disclosed in the audited annual consolidated financial statements for 2018 and 2017 had to be considered for acquisitions made in the respective years.